Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Deposits
Schedule of maturities of total time deposits
(in thousands)	2017
Due within:
2018	$191,623
2019	42,393
2020	24,809
2021	5,784
2022	31,355
Thereafter	0
Total	$295,964